Income Taxes - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Income tax expense (benefit)	$ 0	$ 0	$ (1,530)	$ 0
Increase (decrease) in valuation allowance			14,495	(146,794)
Recapitalization transaction			0	157,855
Cancellation of debt income			0	15,360
Valuation allowance			124,219	109,724
Net operating loss carryovers	$ 1,300		$ 144,500	36,600
Colorado department of revenue | State
Operating Loss Carryforwards [Line Items]
Income tax expense (benefit)				$ 0